Financial Instruments - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017 CNY (¥) Customer	Dec. 31, 2016 CNY (¥)
Disclosure of detailed information about financial instruments [line items]
Fair value of available-for-sale listed equity securities are categorized as level 1 financial instruments	¥ 969,000,000	¥ 1,369,000,000
Transfers among instruments between levels of fair value	¥ 0
Number of customers contributing more than 10% of revenues | Customer	0
Percentage of cash and cash equivalents denominated in Renminbi	81.60%	81.80%
Percentage of short-term and long-term debt and payable denominated in Renminbi	99.40%	99.40%
Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Increase of basis points in interest rate	1.00%	1.00%
Interest rate risk [member] | Profit and loss [member]
Disclosure of detailed information about financial instruments [line items]
Estimated decrease in profit/retained earnings due to increase in interest rate	¥ (4,000,000)	¥ (470,000,000)
Interest rate risk [member] | Retained earnings [member]
Disclosure of detailed information about financial instruments [line items]
Estimated decrease in profit/retained earnings due to increase in interest rate	¥ (4,000,000)	¥ (470,000,000)
Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Interest rates used by the Group in estimating the fair values of long-term debt and payable	1.00%	1.00%
Minimum period for managing liquidity risk	3 months
Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Interest rates used by the Group in estimating the fair values of long-term debt and payable	4.90%	4.90%
Minimum period for managing liquidity risk	6 months